Investment Objectives and Goals - Grizzle Growth ETF	Nov. 24, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Grizzle Growth ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Grizzle Growth ETF (the “Fund”) seeks capital appreciation.